Revision of Prior-Period Financial Statements - CONSOLIDATED STATEMENT OF FINANCIAL POSITION (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Prepaid expenses and other current assets	$ 546				$ 421	$ 426
Current assets	3,071					4,521
Equity method investments	1,551					2,186
Total assets	17,295				17,181	17,018
Payables, accruals and provisions	1,373				1,747	1,778
Current liabilities	3,219					2,691
Provisions and other non-current liabilities	1,264				1,264	1,124
Deferred tax	576					780
Total liabilities	7,735				7,960	7,808
Retained earnings	4,965				$ 4,750	4,739
Total equity	9,560					9,210	$ 13,575
Total liabilities and equity	$ 17,295					17,018
As Reported
Statement [Line Items]
Prepaid expenses and other current assets		$ 554	$ 527	$ 553		434
Current assets		2,868	3,861	3,996		4,529
Equity method investments			1,969	2,074		2,207
Total assets		15,984	16,453	16,459		17,047
Payables, accruals and provisions		1,048	1,063	1,245		1,549
Current liabilities		1,970	2,000	2,178		2,462
Provisions and other non-current liabilities		1,553	1,410	1,379		1,347
Deferred tax		643	712	711		799
Total liabilities		7,395	7,355	7,491		7,821
Retained earnings			4,577	4,473		4,755
Total equity			9,098	8,968		9,226
Total liabilities and equity		15,984	16,453	16,459		17,047
Revision
Statement [Line Items]
Equity method investments			(49)	(37)		(21)
Total assets			(49)	(37)		(21)
Deferred tax			(12)	(9)		(5)
Total liabilities			(12)	(9)		(5)
Retained earnings			(37)	(28)		(16)
Total equity			(37)	(28)		(16)
Total liabilities and equity			(49)	(37)		(21)
Changes in Accounting Policy
Statement [Line Items]
Prepaid expenses and other current assets		(44)	(9)	(10)		(8)
Current assets		(44)	(9)	(10)		(8)
Total assets		(44)	(9)	(10)		(8)
Payables, accruals and provisions		180	236	230		229
Current liabilities		180	236	230		229
Provisions and other non-current liabilities		(211)	(230)	(226)		(223)
Deferred tax		(13)	(15)	(14)		(14)
Total liabilities		(44)	(9)	(10)		(8)
Total liabilities and equity		(44)	(9)	(10)		(8)
As Revised
Statement [Line Items]
Prepaid expenses and other current assets		510	518	543		426
Current assets		2,824	3,852	3,986		4,521
Equity method investments			1,920	2,037		2,186
Total assets		15,940	16,395	16,412		17,018
Payables, accruals and provisions		1,228	1,299	1,475		1,778
Current liabilities		2,150	2,236	2,408		2,691
Provisions and other non-current liabilities		1,342	1,180	1,153		1,124
Deferred tax		630	685	688		780
Total liabilities		7,351	7,334	7,472		7,808
Retained earnings			4,540	4,445		4,739
Total equity			9,061	8,940		9,210
Total liabilities and equity		$ 15,940	$ 16,395	$ 16,412		$ 17,018